Transactions with Related Parties, Long-Term Debt, Related Party (Details)						12 Months Ended
	May 05, 2025 USD ($)	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 24, 2025 USD ($)	Dec. 11, 2024 USD ($) Vessel Subsidiary	Dec. 31, 2025 USD ($) Vessel Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 07, 2023 USD ($)
Transactions with Related Parties [Abstract]
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel						4
Presented [Abstract]
Repayment of loan						$ 102,181,653	$ 86,866,269	$ 53,864,500
Related Party [Member]
Presented [Abstract]
Current portion of long-term debt, net of deferred finance costs						0	9,970,623
Non-Current portion of long-term debt, net of deferred finance costs						0	89,921,162
Related Party [Member] | Toro [Member]
Loan Facilities [Abstract]
Long-term debt						0	100,000,000
Less: Deferred financing costs						0	(108,215)
Total long-term debt, net of deferred finance costs						0	99,891,785
Presented [Abstract]
Current portion of long-term debt						0	10,000,000
Less: Current portion of deferred finance costs						0	(29,377)
Current portion of long-term debt, net of deferred finance costs						0	9,970,623
Non-Current portion of long-term debt						0	90,000,000
Less: Non-Current portion of deferred finance costs						0	(78,838)
Non-Current portion of long-term debt, net of deferred finance costs						$ 0	89,921,162		$ 12,413,056
Related Party [Member] | Toro [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 100,000,000
Term of loan						5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate					1.80%
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary					10
Number of payment installments | Installment						20
Frequency of periodic payment						quarterly
Installment payment					$ 2,500,000
Balloon payment					$ 50,000,000
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel					10
Loan Facilities [Abstract]
Long-term debt						$ 0	$ 100,000,000
Presented [Abstract]
Weighted average interest rate						6.13%	6.24%
Interest incurred on long-term debt						$ 1,771,836	$ 364,205	$ 0
Repayment of loan	$ 36,000,000	$ 14,000,000	$ 34,000,000	$ 13,500,000